SCHEDULE OF OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Governmental authorities	$ 12	$ 7
Other receivables	7	6
Total other accounts receivable	$ 19	$ 13